STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional paid-in capital [Member]	Receipt on account of shares [Member]	Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012	$ 1,270,000	$ 110,318,000		$ (672,000)	$ (101,354,000)	$ 9,562,000
Balance, shares at Dec. 31, 2012	10,919,930
Exercise of warrants and stock options	$ 70,000	1,026,000				1,096,000
Exercise of warrants and stock options, shares	631,862
Share-based compensation		$ 746,000				746,000
Receipt on account of shares			$ 81,000			81,000
Receipt on account of shares, shares
Issuance of common shares, net of issuance expenses	$ 323,000	$ 17,633,000				17,956,000
Issuance of common shares, net of issuance expenses, shares	2,852,000
Issuance of shares related to acquisition	$ 14,000	1,032,000				1,046,000
Issuance of shares related to acquisition, shares	123,500
Tax benefit related to exercise of stock options		$ 189,000				189,000
Other comprehensive income (loss)				$ 51,000		51,000
Net income (loss)					$ (629,000)	(629,000)
Balance at Dec. 31, 2013	$ 1,677,000	$ 130,944,000	$ 81,000	$ (621,000)	$ (101,983,000)	30,098,000
Balance, shares at Dec. 31, 2013	14,527,292
Exercise of warrants and stock options	$ 70,000	818,000				888,000
Exercise of warrants and stock options, shares	619,082
Share-based compensation		1,489,000				$ 1,489,000
Receipt on account of shares	$ 19,000	62,000	$ (81,000)
Receipt on account of shares, shares	167,842
Issuance of shares related to acquisition	$ 6,000	497,000				$ 503,000
Issuance of shares related to acquisition, shares	61,500
Tax benefit related to exercise of stock options		$ 121,000				121,000
Other comprehensive income (loss)				$ (250,000)		(250,000)
Net income (loss)					$ (1,692,000)	(1,692,000)
Balance at Dec. 31, 2014	$ 1,772,000	$ 133,931,000		$ (871,000)	$ (103,675,000)	31,157,000
Balance, shares at Dec. 31, 2014	15,375,716
Exercise of warrants and stock options	$ 46,000	1,118,000				1,164,000
Exercise of warrants and stock options, shares	448,665
Share-based compensation		3,027,000				$ 3,027,000
Receipt on account of shares
Issuance of shares related to acquisition	$ 58,000	5,289,000				$ 5,347,000
Issuance of shares related to acquisition, shares	581,862
Holdback shares to secure indemnity claims		1,253,000				1,253,000
Tax benefit related to exercise of stock options		$ 218,000				218,000
Other comprehensive income (loss)				$ (266,000)		(266,000)
Net income (loss)					$ (3,609,000)	(3,609,000)
Balance at Dec. 31, 2015	$ 1,876,000	$ 144,836,000		$ (1,137,000)	$ (107,284,000)	$ 38,291,000
Balance, shares at Dec. 31, 2015	16,406,243